Acquisition, Restructuring and Management Fee Costs - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 26, 2021		Sep. 27, 2020		Sep. 26, 2021		Sep. 27, 2020		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restructuring Cost and Reserve [Line Items]
Acquisition restructuring and management fee costs	$ 23,618		$ 1,986		$ 47,666		$ 8,289		$ 15,832	$ 8,604	$ 22,022
Professional fees directly attributable to acquistion									4,434	1,404	7,933
Restructuring costs	$ 140	[1]	$ 955	[1]	1,265	[1]	$ 4,323	[1]	5,309	3,538	1,220
Sentinel Capital Partners[Member]
Restructuring Cost and Reserve [Line Items]
Aacquisition costs and management fees					$ 23,275				$ 6,089	$ 3,662	$ 12,869

[1]	Includes costs incurred as part of the restructuring of operations including professional and consulting services.